PSF Global Portfolio Average Annual Total Returns		12 Months Ended	56 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World Index (GD) (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		21.60%	11.33% [1]	12.66%	12.74%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		22.03%		10.04%	11.41%
Class III
Prospectus [Line Items]
Average Annual Return, Percent		21.73%	8.13%
Performance Inception Date	Apr. 26, 2021

[1]	Since Inception returns for the Index is measured from the month-end closest to the Portfolio's inception date.